Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2025-1
Statement to Securityholders
Determination Date: March 11, 2026

Payment Date	3/16/2026
Collection Period Start	2/1/2026
Collection Period End	2/28/2026
Interest Period Start	2/17/2026
Interest Period End	3/15/2026

Cut-Off Date Net Pool Balance	$1,456,229,893.76
Cut-Off Date Adjusted Pool Balance	$1,431,844,216.07

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$89,539,284.40	$46,194,884.79	$43,344,399.61	0.150580	Nov-26
Class A-2a Notes	$295,200,000.00	$—	$295,200,000.00	1.000000	Jan-29
Class A-2b Notes	$205,600,000.00	$—	$205,600,000.00	1.000000	Jan-29
Class A-3 Notes	$501,800,000.00	$—	$501,800,000.00	1.000000	Jul-30
Class A-4 Notes	$98,460,000.00	$—	$98,460,000.00	1.000000	Feb-31
Class B Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Mar-31
Class C Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Apr-31
Class D Notes	$14,310,000.00	$—	$14,310,000.00	1.000000	Jan-32
Total Notes	$1,233,529,284.40	$46,194,884.79	$1,187,334,399.61

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,258,449,084.52	$1,211,519,554.57	0.831956
YSOC Amount	$21,340,189.58	$20,605,544.42
Adjusted Pool Balance	$1,237,108,894.94	$1,190,914,010.15
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Reserve Account Balance	$3,579,610.54	$3,579,610.54

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$89,539,284.40	3.92500%	ACT/360	$263,581.27
Class A-2a Notes	$295,200,000.00	3.88000%	30/360	$954,480.00
Class A-2b Notes	$205,600,000.00	3.98819%	ACT/360	$614,978.90
Class A-3 Notes	$501,800,000.00	3.85000%	30/360	$1,609,941.67
Class A-4 Notes	$98,460,000.00	3.92000%	30/360	$321,636.00
Class B Notes	$14,310,000.00	4.23000%	30/360	$50,442.75
Class C Notes	$14,310,000.00	4.43000%	30/360	$52,827.75
Class D Notes	$14,310,000.00	4.87000%	30/360	$58,074.75
Total Notes	$1,233,529,284.40			$3,925,963.09

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,258,449,084.52	$1,211,519,554.57
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,237,108,894.94	$1,190,914,010.15
Number of Receivables Outstanding	67,187	65,834
Weighted Average Contract Rate	7.26%	7.26%
Weighted Average Remaining Term (months)	52.4	51.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$7,563,807.86
Principal Collections	$46,766,292.91
Liquidation Proceeds	$86,432.19
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$54,416,532.96
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$54,416,532.96

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,048,707.57	$1,048,707.57	$—	$—	$53,367,825.39
Interest - Class A-1 Notes	$263,581.27	$263,581.27	$—	$—	$53,104,244.12
Interest - Class A-2a Notes	$954,480.00	$954,480.00	$—	$—	$52,149,764.12
Interest - Class A-2b Notes	$614,978.90	$614,978.90	$—	$—	$51,534,785.22
Interest - Class A-3 Notes	$1,609,941.67	$1,609,941.67	$—	$—	$49,924,843.55
Interest - Class A-4 Notes	$321,636.00	$321,636.00	$—	$—	$49,603,207.55
First Allocation of Principal	$—	$—	$—	$—	$49,603,207.55
Interest - Class B Notes	$50,442.75	$50,442.75	$—	$—	$49,552,764.80
Second Allocation of Principal	$13,995,274.25	$13,995,274.25	$—	$—	$35,557,490.55
Interest - Class C Notes	$52,827.75	$52,827.75	$—	$—	$35,504,662.80
Third Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$21,194,662.80
Interest - Class D Notes	$58,074.75	$58,074.75	$—	$—	$21,136,588.05
Fourth Allocation of Principal	$14,310,000.00	$14,310,000.00	$—	$—	$6,826,588.05
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,826,588.05
Regular Principal Distribution Amount	$3,579,610.54	$3,579,610.54	$—	$—	$3,246,977.51
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,246,977.51
Remaining Funds to Certificates	$3,246,977.51	$3,246,977.51	$—	$—	$—
Total	$54,416,532.96	$54,416,532.96	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$21,340,189.58
Increase/(Decrease)	$(734,645.16)
Ending YSOC Amount	$20,605,544.42

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,237,108,894.94	$1,190,914,010.15
Note Balance	$1,233,529,284.40	$1,187,334,399.61
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,579,610.54	$3,579,610.54
Target Overcollateralization Amount	$3,579,610.54	$3,579,610.54
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,579,610.54
Beginning Reserve Account Balance	$3,579,610.54
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,579,610.54

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.01%	18	$163,237.04
Liquidation Proceeds of Defaulted Receivables[2]	0.01%	35	$86,432.19
Monthly Net Losses (Liquidation Proceeds)			$76,804.85
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.14%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$492,597.36
Cumulative Net Loss Ratio			0.03%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.05%	25	$605,323.63
60-89 Days Delinquent	0.01%	4	$104,231.67
90-119 Days Delinquent	0.00%	1	$26,018.46
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.06%	30	$735,573.76

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$57,327.41
Total Repossessed Inventory		2	$57,327.41

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		5	$130,250.13
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.02%
Preceding Collection Period			0.02%
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.70	0.06%	29	0.04%